OIL AND GAS ACQUISITIONS	9 Months Ended
Sep. 30, 2012
Oil and Gas Properties [Text Block]
NOTE 5. OIL AND GAS ACQUISITIONS

In April 2012, the Company entered into a farmout agreement with a related party pertaining to a 200-acre lease in Milam County, Texas at a price of $475,000.  As of September 30, 2012, the Company had completed the drilling of six wells on the lease.  The total amount incurred for the drilling of the six wells was $1,525,000 as of September 30, 2012.